Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited)

December 31, 2021

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”). The registrant owned 34.35% of the Master Fund’s members’ capital at December 31, 2021. The registrant has included the Master Fund’s consolidated schedule, CIK: 001212030, of investments as of December 31, 2021, below. The Master Fund’s Consolidated Schedule of Investments was also filed on the NPORT with the Securities and Exchange Commission.

Investment Funds*	First Acquisition Date		Cost		Fair Value	% of Members’ Capital	Liquidity**

Distressed
Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	$	5,126,878	$	104,170	0.05%	(1)
Highland Crusader Fund, L.P. (a)(b)(c)	8/1/2005		55,897		258,691	0.11%	(1)
King Street Capital, L.P. (a)(b)	1/1/2003		75,084		227,339	0.10%	(2)
Redwood Domestic Fund, L.P. (a)(b)	1/1/2003		7		10,980	0.00%	(2)

Total Distressed			5,257,866		601,180	0.26%

Event Driven
Aspex Global Fund (a)	10/1/2021		6,466,000		6,646,679	2.85%	Quarterly
Canyon Balanced Fund Ltd.	1/1/2013		5,740,273		6,978,049	2.99%	Quarterly
Canyon Value Realization Fund Ltd.	12/1/2013		1,012,848		1,506,489	0.65%	Quarterly
Elliott International Ltd.	1/1/2013		8,815,028		17,885,742	7.66%	Semi-Annual
Magnetar Capital, L.P. (a)(b)	7/1/2007		30,315		41,577	0.02%	(2)
Pentwater Event Fund, Ltd.	7/1/2019		7,081,540		8,517,527	3.65%	Monthly
Redmile Capital Fund, L.P. (a)(d)	5/1/2019		9,138,332		9,379,141	4.02%	Quarterly

Total Event Driven			38,284,336		50,955,204	21.84%

Long and/or Short Equity
Atlas Enhanced Fund, Ltd.	9/1/2016		5,556,872		8,825,047	3.78%	Quarterly
BlackRock Strategic Equity Hedge Fund Limited	9/1/2017		11,451,507		22,444,126	9.62%	Monthly
Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009		2,704		1,206	0.00%	(2)
Coatue Offshore Fund, Ltd.	1/1/2021		6,850,000		7,180,121	3.08%	Monthly
D1 Capital Partners Offshore L.P.	5/1/2020		8,000,000		12,219,273	5.24%	Quarterly
Melvin Capital Offshore Ltd.	3/1/2021		7,750,000		8,266,520	3.54%	Semi-Annual
MW Eureka Fund	4/1/2018		12,050,000		16,332,292	7.00%	Monthly
Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016		7,550,611		6,984,559	2.99%	Monthly
SEG Partners Offshore, Ltd.	3/1/2013		4,059,234		12,456,791	5.34%	Quarterly
Tiger Global, Ltd.	1/1/2020		11,100,000		14,035,461	6.02%	Annually
TPG Public Equity Partners-B, Ltd.	11/1/2019		5,964,335		6,123,341	2.62%	Quarterly
Whale Rock Flagship Fund, Ltd.	4/1/2021		5,850,000		5,814,348	2.49%	Quarterly

Total Long and/or Short Equity			86,185,263		120,683,085	51.72%

Macro/Commodities
Alphadyne Global Rates Fund II, Ltd.	2/1/2020		12,455,000		11,429,744	4.90%	Quarterly
Element Capital Feeder Fund Ltd.	4/1/2012		6,258,595		16,316,850	6.99%	Quarterly
STM LCB LLC	4/1/2020		1,017,790		702,626	0.30%	(1)

Total Macro/Commodities			19,731,385		28,449,220	12.19%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2021

Investment Funds* (continued)	First Acquisition Date		Cost		Fair Value	% of Members’ Capital		Liquidity**

Relative Value
ExodusPoint Partners International Fund, Ltd.	7/1/2018	$	10,550,000	$	13,340,147	5.72%		Quarterly
Magnetar Constellation Fund, Ltd.	4/1/2012		2,951,968		6,420,379	2.75%		Quarterly
Point72 Capital International, Ltd.	3/1/2020		9,618,885		11,853,478	5.08%		Quarterly
Stark Investments, L.P. (a)(b)	1/1/2003		335,643		289,829	0.12%		(3)
Stark Select Asset Fund LLC (a)(b)	1/1/2010		22,121		19,141	0.01%		(3)
Voleon Institutional Strategies International, Ltd.	4/1/2019		3,931,108		4,379,016	1.88%		Monthly
Voleon International Investors, Ltd.	4/1/2019		2,742,413		2,992,931	1.28%		Monthly

Total Relative Value			30,152,138		39,294,921	16.84%

Total Investments in Investment Funds		$	179,610,988	$	239,983,610	102.85%

Short-Term Investments	Shares		Cost		Fair Value	% Members’ Capital

Money Market Fund

Short-Term Money Market
BlackRock Liquidity Funds T-Fund Institutional Shares (yield 0.00%) (e)	333,387	$	333,387	$	333,387	0.14%
Northern Institutional Treasury Portfolio Shares (yield 0.01%) (e)	111,129		111,129		111,129	0.05%

Total Short-Term Money Market			444,516		444,516	0.19%

Total Investments		$	180,055,504	$	240,428,126	103.04%

Other Assets, Less Liabilities					(7,100,836)	(3.04%	)

Members’ Capital				$	233,327,290	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.40% of the total Investments in Investment Funds.

(c)	The Investment Fund is considered a Level 3 investment.

(d)

The Investment Fund is held by the Grosvenor Registered Multi-Strategy Subsidiary, LLC Series A -B (the “Subsidiary”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Subsidiary represents 3.91% of the total Investments in Investment Funds.

(e)	The rate shown is the annualized 7-day yield as of December 31, 2021.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

(3)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2021

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds
United States/Canada	12.17%
Global	75.71
Europe	9.35
Asia	2.77

Total	100.00%

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
45 - 90 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 1.92%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-4 years.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2021

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 2.47%** of the Investment Funds.

(e) Relative Value This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-1 year. Side pocket & liquidating vehicle arrangements exist for 0.79%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited)

December 31, 2021

Portfolio Valuation

Pursuant to Grosvenor Registered Multi-Strategy Master Fund, LLC’s (the “Master Fund”)’s valuation policies, the Master Fund’s Board of Directors (the “Board”) has delegated to Grosvenor Capital Management, L.P., (the “Adviser”) the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of December 31, 2021, the Master Fund’s investments in side pockets or special liquidating vehicles represented 1.11% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of December 31, 2021, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2021

Portfolio Valuation (continued)

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2021

Portfolio Valuation (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2021:

Description		Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at December 31, 2021
Investment Funds
Distressed*	$	–	$	–	$258,691	$258,691

Total Investment Funds in fair value hierarchy		–		–	258,691	258,691

Investment Funds measured at NAV**		–		–	–	239,724,919
Total Investment Funds		–		–	258,691	239,983,610

Short-term Investments		444,516		–	–	444,516

Total Investments	$	444,516	$	–	$258,691	$240,428,126

*	Fair valued using a discount rate of 2.5% to the reported NAV, which takes into account considerations that are unique to such investment.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk.

Income Taxes

Tax Cost Basis

The tax cost of the Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2021

Income Taxes (continued)

As of December 31, 2021, the tax cost and unrealized appreciation (depreciation) of the Investments and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2021, were as follows:

	Investments	Sub-Fund
Tax Cost Basis of Investments	$180,739,503	$1,669,894
Gross Unrealized Appreciation	$60,287,911	$-
Gross Unrealized Depreciation	(1,997,605)	(409,164)

Net Unrealized Appreciation/(Depreciation)	$58,290,306	$(409,164)

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.